Fair Value Hierarchy - Summary of Changes in Fair Value (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Gain on termination of warrant						$ (139)
Extinguishment of debt	$ 45,053	$ 0	$ 45,053	$ 0	$ (25,081)	(51,079)
Warrant [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value			3,838	$ 76,423	76,423	29,820
Change in fair value			(3,384)		(59,662)	(15,770)
Issuance of warrants					15,315	57,133
Extinguishment of debt					25,081
Modification of warrants						5,379
Conversion to common stock					(65,664)
Interest Recorded on Warrants Issued					12,345
Fair value	$ 454		$ 454		$ 3,838	$ 76,423